SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,503,388
Service Production [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,104,322
Merchant Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenue	774,731
Financial Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	265,025
Merchandise [Member]
Disaggregation of Revenue [Line Items]
Total revenue	192,003
Tickets [Member]
Disaggregation of Revenue [Line Items]
Total revenue	127,947
NFT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	26,507
Rental Income [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,270
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 10,583